UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 10/18/11
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 107

Form 13F Information Table Value Total: $239,006 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

ACE Ltd                                    SHS          H0023R105     1,342    22,141                         22,141
Avago Technologies LTD            	   SHS          Y0486S104     1,013    30,914                         30,914
ABB LTD                      	      SPONSORED ADR     000375204     1,777   104,042                        104,042
AT&T INC                                   COM          00206R102       265     9,277                          9,277
Acme Packet Inc                            COM          004764106     2,447    57,447                         57,447
Alexion Pharmaceuticals In        	   COM          015351109     3,038    47,417                         47,417
Amazon Com Inc                    	   COM          023135106     2,851    13,186                         13,186
American Express Co               	   COM          025816109     3,780    84,183                         84,183
Ancestry Com Inc                  	   COM          032803108     3,005   127,860                        127,860
Apple Inc                         	   COM          037833100     8,529    22,368                         22,368
ARM Hldgs PLC                	      SPONSORED ADR     042068106     6,163   241,699                        241,699
Aruba Networks Inc                	   COM          043176106     1,820    87,016                         87,016
Baidu Inc                    	     SPON ADR REP A     056752108     3,242    30,322                         30,322
Banco Bilbao Vizcaya Argen   	      SPONSORED ADR     05946K101       621    76,415                         76,415
Barclays BK PLC             	    DJUBS CMDT ETN36    06738c778     1,333    31,943                         31,943
Barrick Gold Corp                 	   COM          067901108     4,439    95,152                         95,152
Becton Dickinson & Co                      COM          075887109     1,806    24,638                         24,638
Berkshire Hathaway Inc Del      	CL B NEW        084670702     1,858    26,153                         26,153
Blackrock Inc                     	   COM          09247X101     1,484    10,026                         10,026
Bldrs Index Fds Tr           	      EMER MK 50 ADR    09348R300     2,139    59,288                         59,288
Cenovus Energy Inc                	   COM          15135U109     1,846    60,122                         60,122
Chevron Corp New                  	   COM          166764100       917   	9,902                          9,902
Coach Inc                         	   COM          189754104     3,144    60,652                         60,652
ConocoPhillips                    	   COM          20825C104       555   	8,772                          8,772
Ctrip Com Intl Ltd          	     AMERICAN DEP SHS   22943F100     1,505    46,815                         46,815
Encana Corp                      	   COM          292505104       792    41,233                         41,233
Expeditors Intl Wash Inc          	   COM          302130109       953    23,490                         23,490
Exxon Mobil Corp                  	   COM          30231G102     4,743    65,310                         65,310
FLIR Sys Inc                      	   COM          302445101     1,514    60,440                         60,440
General Electric Co               	   COM          369604103       410    26,935                         26,935
Global X FDS                 	     CHINA CONS ETF     37950E408       327    25,766                         25,766
Goldcorp Inc New                  	   COM          380956409     3,708    81,247                         81,247
Google Inc                        	  CL A          38259P508     1,940   	3,766                          3,766
Green Mtn Coffee Roasters         	   COM          393122106     2,127    22,887                         22,887
HDFC Bank Ltd                	      ADR REPS 3 SHS    40415F101     3,796   130,229                        130,229
ICICI Bk Ltd                      	   ADR          45104G104     1,912    55,066                         55,066
Intuitive Surgical Inc          	 COM NEW        46120E602     3,084   	8,466                          8,466
IShares Tr                   	      DJ SEL DIV INX    464287168     2,517    52,178                         52,178
IShares Tr                   	       S&P 500 INDEX    464287200     7,521    66,157                         66,157
IShares Tr                   	      BARCLY USAGG B    464287226       300   	2,724                          2,724
IShares Tr                   	      MSCI EMERG MKT    464287234     6,297   179,430                        179,430
IShares Tr                     	        S&P500 GRW      464287309       289     4,727                          4,727
IShares Tr                   	       S&P 500 VALUE    464287408     1,961    54,314                         54,314
IShares Tr                   	       MSCI EAFE IDX    464287465     2,226    46,579                         46,579
IShares Tr                   	      S&P MC 400 GRW    464287606     2,499    27,811                         27,811
IShares Tr                   	      RUSL 3000 VALU    464287663     2,004    27,079                         27,079
IShares Tr                   	       S&P EURO PLUS    464287861     2,336    73,301                         73,301
IShares Tr                   	      S&P SMLCP GROW    464287887       549     8,523                          8,523
IShares Tr                  	      S&P NTL AMTFREE   464288414       640     6,000                          6,000
IShares Tr                   	       HIGH YLD CORP    464288513     2,028    24,483                         24,483
IShares Tr                  	      RESIDENT PLS CAP  464288562     2,471    63,726                         63,726
IShares Tr                  	      BARCLYS INTER CR  464288638     3,269    30,612                         30,612
IShares Tr                 	     BARCLYS 1-3 YR CR  464288646       325  	3,126                          3,126
IShares Tr                   	      US PFD STK IDX    464288687     3,523    98,933                         98,933
Johnson Ctls Inc                  	    COM         478366107     2,760   104,657                        104,657
Kinder Morgan Energy Partn   	       UT LTD PARTNER   494550106       315   	4,600                          4,600
Lululemon Athletica Inc           	    COM         550021109     3,240    66,542                         66,542
Market Vectors ETF Tr        	       GOLD MINER ETF   57060U100     1,059    19,196                         19,196
Netflix Inc                       	    COM         64110L106     2,895    25,561                         25,561
New Oriental Ed & Tech Grp                SPON ADR      647581107     1,343    58,468                         58,468
Northern Oil & Gas Inc NEV                  COM         665531109     1,114    57,468                         57,468
Nuveen Divid Advantage Mun        	    COM         67066v101     	198    14,185                         14,185
Nuveen Mun Value Fd Inc           	    COM         670928100       243    24,935                         24,935
Oracle Corp                       	    COM         68389X105       375    13,058                         13,058
Pimco ETF Tr                 	       0-5 HIGH YIELD   72201r783     3,752    39,993                         39,993
Pimco ETF Tr                	       INTER MUN BD ST  72201R866     1,209    23,070                         23,070
Plum Creek Timber Co Inc          	    COM         729251108       260   	7,500                          7,500
Polypore Intl Inc                 	    COM         73179V103     1,798    31,811                         31,811
Powershares QQQ Trust          	         UNIT SER 1     73935A104     1,047    19,947                         19,947
Powershares ETF Trust        	       HI YLD EQ DVDN   73935X302     2,319   282,418                        282,418
Powershares ETF Trust         	        DYN OIL SVCS    73935X625     2,419   149,568                        149,568
Powershares ETF Trust II     	        DWA EMRG MKTS   73936Q207       163    11,375                         11,375
Powershares ETF Trust II     	       INTL CORP BOND   73936q835       213     8,100                          8,100
Powershares ETF Trust II     	       GLOB GLD&P ETF   73936Q876     4,065    97,987                         97,987
Powershares Global ETF Tru  	       FDM HG YLD RAFI  73936t557     1,639    93,362                         93,362
Powershares Global ETF Tru   	       SOVEREIGN DEBT   73936T573     2,882   110,196                        110,196
Procter & Gamble Co                         COM         742718109     1,022    16,174                         16,174
Rayonier Inc                      	    COM         754907103     1,105    30,030                         30,030
Rovi Corp                         	    COM         779376102     1,412    32,852                         32,852
Rydex ETF Trust              		FINANCIAL ETF   78355w601     2,419    33,053                         33,053
SPDR Gold Trust                 	  GOLD SHS      78463V107    22,208   140,504                        140,504
SPDR Series Trust           	       BRCLYS CAP CONV  78464A359       436    12,243                         12,243
SPDR Series Trust            	        DB INT GVT ETF  78464A490     1,723    30,112                         30,112
SPDR Series Trust            		S&P RETAIL ETF  78464A714       616    13,334                         13,334
SPDR Series Trust           	      S&P 400 MDCP GRW  78464A821       774    11,572                         11,572
Salesforce Com Inc                	    COM         79466L302     4,012    35,103                         35,103
Schwab Strategic Tr          	       US BRD MKT ETF   808524102     2,423    89,454                         89,454
Select Sector SPDR Tr         	        SBI INT-INDS    81369Y704     3,100   106,082                        106,082
Southern Co                       	    COM         842587107       368   	8,697                          8,697
Simon Ppty Group Inc NEW          	    COM         828806109       305     2,776                          2,776
Stericycle Inc                   	    COM         858912108     1,671    20,704                         20,704
Thermo Fisher Scientific I        	    COM         883556102     2,514    49,646                         49,646
Toronto Dominion BK ONT         	  COM NEW       891160509       280   	3,952                          3,952
Vanguard World FDS           	        UTILITIES ETF   92204A876     1,625    22,746                         22,746
Vanguard Intl Equity Index  	       MSCI EMR MKT ETF 922042858     1,584    44,209                         44,209
Vanguard Intl Equity Index  	      MSCI EUROPE ETF   922042874       291   	7,168                          7,168
Vanguard Index FDS              	  REIT ETF      922908553     2,308    45,368                         45,368
Vanguard Index FDS           		EXTEND MKT ETF  922908652     4,433    96,161                         96,161
Vanguard Index FDS           		TOTAL STK MKT   922908769     2,538    43,976                         43,976
Verizon Communications Inc        	    COM         92343V104       243   	6,594                          6,594
Visa Inc                        	  COM CL A      92826C839     2,815    32,839                         32,839
Volcano Corporation               	    COM         928645100     3,078   103,898                        103,898
WisdomTree Trust             	       EMERG MKTS ETF   97717W315     4,125    87,120                         87,120
Wisdom Tree Trust            	       DIV EX-FINL FD   97717w406     2,276    48,523                         48,523
Wisdom Tree Tr               	       ASIA LC DBT FD   97717x842       974    19,704                         19,704
WisdomTree Tr                	       EM LCL DEBT FD   97717x867       990    20,570                         20,570
Wright Express Corp               	    COM         98233Q105     3,050    80,170                         80,170